UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

    1.   Name and address of issuer:

         The Primary Trend Fund, Inc.; 700 North Water Street; Milwaukee,
         WI 53202

    2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

    3.   Investment Company Act File Number:  811-4704

         Securities Act File Number:  33-6343

    4(a).     Last day of fiscal year for which this Form is filed:
               June 30, 1998


    4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

    4(c).[_] Check box if this is the last time the issuer will be filing this Form.

    5.  Calculation of registration fee:

      (i) Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                         $0

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                   $2,989,448

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                 $1,667,960

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                         -$4,657,408

      (v) Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                        $__________

      (vi)  Redemption credits available for
            use in future years - if
            Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                        $4,657,408

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                                x.000295

      (viii)  Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                  =$0

    6.   Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
         October 11, 1997, then report the amount of securities (number of
         shares or other units) deducted here:    342,411  .  If there is
         a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,512,392

    7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         +$___________

    8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                       =$0

    9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                   [_]  Wire Transfer

                   [_]  Mail or other means

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*     /s/  James R. Arnold, Jr.
                                       Secretary - Treasurer

    Date   9/21/98

       *Please print the name and title of the signing officer below the signature.